Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair value measurements
Schedule of assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis

The following table sets forth by level within the fair value hierarchy assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis, as well as for which fair value is only disclosed, as of December 31, 2019:

	Quoted prices in active	Significant other	Significant other
	markets for identical	observable inputs	unobservable
(dollars in thousands)	assets (Level 1)	(Level 2)	inputs (Level 3)
Warrant Liability (A)	$—	$—	$5,492
Real property (B)	—	—	5,837
Mortgage notes receivable (C)	—	—	821,589
Total	$—	$—	$832,918
(A)	Warrant liability derivative measured at fair value on a recurring basis.
(B)	Real estate property is measured at lower of cost or market, a non-recurring measurement of fair value.
(C)	Mortgage notes receivable are held at amortized cost. At December 31, 2019, the carrying value of Mortgage notes receivable approximates fair value.

The following table sets forth by level within the fair value hierarchy assets and liabilities measured and reported at fair value on a recurring and nonrecurring basis, as well as for which fair value is only disclosed, as of December 31, 2018:

	Quotes prices in active	Significant other	Significant other
	markets for identical	observable inputs	unobservable
	assets (Level 1)	(Level 2)	inputs (Level 3)
Real estate property (A)	$—	$—	$12,091
Mortgage notes receivable (B)	—	—	589,572
Total	$—	$—	$601,663
(A)	Real estate property is measured at lower of cost or market, a non-recurring measurement of fair value.
(B)	Mortgage notes receivable are held at amortized cost. At December 31, 2018, the carrying value of Mortgage notes receivable approximates fair value.

Schedule of fair value of assets and liabilities

	June 30, 2020		Fair Value Measurements Using
	Carrying	Estimated
(dollars in thousands)	Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$217,969	$217,969	$217,969	$—	$—
Mortgage notes receivable, net	817,319	817,319	—	—	817,319
Interest and fees receivable	8,986	8,986	—	8,986	—
Investment in real property, net	3,690	3,690	—	—	3,690
Financial Liabilities
Accounts payable and accrued liabilities (1)	$4,494	$4,494	$—	$2,148	$2,346

	December 31, 2019		Fair Value Measurements Using
	Carrying	Estimated
(dollars in thousands)	Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$238,214	$238,214	$238,214	$—	$—
Mortgage notes receivable, net	821,589	821,589	—	—	821,589
Interest and fees receivable	4,108	4,108	—	4,108	—
Investment in real property, net	5,837	5,837	—	—	5,837
Financial Liabilities
Accounts payable and accrued liabilities (1)	$8,415	$8,415	$—	$2,923	$5,492
(1)	Includes the level 3 valuation of the optional subscription liability derivative measured at fair value on a recurring basis.

Schedule of valuation methodologies and inputs used for assets that are measured at fair value

	Level 3		Valuation	Unobservable	Range of
(dollars in thousands)	June 30, 2020	December 31, 2019	technique	inputs	inputs
Optional subscription liability (1)	$2,346	$5,492	Valuation model	Refer to Note 7 for assumptions	0 - 5%
Real property (2)	3,690	5,837	Collateral valuations	Discount to appraised value based on comparable market prices	0 - 10%
Non-performing and impaired loans, net of allowance for loan losses (3)	211,467	28,853	Collateral valuations	Discount to appraised value based on comparable market prices	0 - 10%
Total	$217,503	$40,182
(1)	Optional subscription liability derivative measured at fair value on a recurring basis.
(2)	Real estate property is stated at lower of cost or fair value, a non-recurring measurement of fair value.
(3)	Includes non-accrual and impaired loans, net of allowance for loss on loans deemed to be impaired. For our collateral dependent loans, the fair value is based on the fair value less the costs to sell the underlying property. The carrying value of the non-performing and impaired loans, net of the allowance for loan losses, which approximates fair value.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized within Level 3 as of December 31, 2019 and 2018 (amounts in thousands):

			Valuation	Unobservable	Range of
Investments	At December 31, 2019	At December 31, 2018	technique	input	inputs
(dollars in thousands)	(Successor)	(Predecessor)
Warrant liability	$5,492	$—	Valuation Model	Equity Volatility	0%-5%
Mortgage notes receivable	821,589	589,572	Market Comparable	Adjustment to Appraisal Value	0% - 10%
Real property	5,837	12,091	Market Comparable	Adjustment to Appraisal Value	0% - 10%
Total	$832,918	$601,663